Costs and expenses by nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs and expenses by nature
Cost of sales	$ 51,557,351	$ 51,422,376	$ 47,502,959
General, selling and administrative expenses	6,116,620	6,024,406	5,423,379
Total costs and expenses	57,673,971	57,446,782	52,926,338
Inventory consumption	39,823,395	40,115,184	37,567,550
Wages and salaries	7,561,229	7,348,795	6,605,584
Freight	5,047,007	4,809,678	4,176,508
Maintenance	1,715,820	1,719,907	1,471,392
Other utility expenses	1,595,993	1,591,920	1,334,339
Depreciation	1,265,391	1,226,917	1,075,788
Depreciation, right-of-use assets	302,804	0	0
Leases	96,825	453,162	416,437
Other	265,507	181,219	278,740
Total	$ 57,673,971	$ 57,446,782	$ 52,926,338